James Advantage Funds

James Balanced: Golden Rainbow Fund

James Mid Cap Fund

James Small Cap Fund

James Long-Short Fund

Supplement dated August 29, 2014 to the Prospectus dated November 1, 2013

Important Notice Regarding Change in Investment Policy

Effective November 1, 2014, the first paragraph under the section “Principal Investment Strategies” appearing on page 11 of the Prospectus for the retail class shares of the James Balanced: Golden Rainbow Fund and the James Mid Cap Fund (the “Fund”), James Small Cap Fund and James Long-Short Fund will be deleted and replaced in its entirety by the following:

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of mid capitalization companies. Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy. Mid capitalization companies are defined as those companies with market capitalizations at the time of purchase that fall within the range of the S&P Mid Cap 400® Index. As of July 31, 2014, the largest market capitalization of the companies included in the S&P Mid Cap 400® Index was $10.69 billion and the smallest market capitalization was $1.19 billion.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

James Advantage Funds

James Mid Cap Fund

James Small Cap Fund

James Long-Short Fund

Supplement dated August 29, 2014 to the Statement of Additional Information dated November 1, 2013

Important Notice Regarding Change in Investment Policy

Effective November 1, 2014, the final paragraph under “Investment Limitations,” titled, “7. 80% Investment Policy” and appearing on p. and appearing on page 31 of the Statement of Information will be deleted and replaced in its entirety by the following:

7.      80% Investment Policy.  The James Mid Cap Fund invests primarily in common stocks of mid capitalization companies, defined by the Adviser as those companies with market capitalizations at the time of purchase that fall within the range of the S&P Mid Cap 400® Index. As of July 31, 2014, the largest market capitalization of the companies included in the S&P Mid Cap 400® Index was $10.69 billion and the smallest market capitalization was $1.19 billion. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mid capitalization stocks, as defined above. The James Small Cap Fund invests primarily in common stocks of small capitalization companies, defined by the Adviser as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell 2000® Index, which is the benchmark index for the Fund (including ETFs that invest primarily in such securities). Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in small capitalization stocks, as defined above. Shareholders of the applicable Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: “Important Notice Regarding Change in Investment Policy.” The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder. The Adviser, subject to the approval of the Board of Trustees, may change its foregoing definitions of small and large capitalization companies. Shareholders will be notified of any such change.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

James Advantage Funds

James Micro Cap Fund

Supplement dated August 29, 2014 to the Prospectus dated November 1, 2013

Important Notice Regarding Change in Investment Policy

Effective November 1, 2014, the entire section titled “Principal Investment Strategies” appearing on page 1 of the Prospectus will be deleted and replaced in its entirety by the following:

Principal Investment Strategies

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities include common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of micro capitalization companies. Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including ETFs that invest primarily in such securities. As of July 31, 2014, the largest market capitalization of the companies included in the Russell Microcap® Index was $2.18 billion. The Fund anticipates investing across a range of industry sectors. However, certain sectors may be significantly overweighted or underweighted compared to the Russell Microcap® Index because the Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted or underweighted will vary at different points in the economic cycle. The Adviser uses a disciplined sell strategy for the Fund. The Adviser may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a stock that would make it expensive relative to the other stocks held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

James Advantage Funds

James Micro Cap Fund

Supplement dated August 29, 2014 to the Statement of Additional Information dated November 1, 2013

Important Notice Regarding Change in Investment Policy

Effective November 1, 2014, the final paragraph under “Investment Limitations,” titled, “7. 80% Investment Policy” and appearing on page 25 of the Statement of Information will be deleted and replaced in its entirety by the following:

7.

80% Investment Policy. The Fund invests primarily in common stocks of micro capitalization companies, defined by the Adviser those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including ETFs that invest primarily in such securities. As of July 31, 2014, the largest market capitalization of the companies included in the Russell Microcap® Index was $2.18 billion. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in micro capitalization stocks, as defined above. Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: “Important Notice Regarding Change in Investment Policy.” The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder. The Adviser, subject to the approval of the Board of Trustees, may change its foregoing definition of micro capitalization companies. Shareholders will be notified of any such change.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE